Unrecognized contractual commitments (excluding Orange Bank) - Commitments relating to securities (Details) - shares			1 Months Ended
	Oct. 04, 2016	May 20, 2009	Nov. 30, 2014
Investec [member] | Orange Tunisie [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of additional share capital that can be purchased under a call option		1.00%
Number of additional shares over the percentage of additional share capital that can be purchased under a call option		1
Percentage of additional share capital that minority interest may sell to the entity if call option is exercised		15.00%
Korek Telecom [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage increase in additional share capital that can be purchased under a call option			7.00%
Groupama [member] | Orange Bank [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of additional equity the entity may acquire if put option is exercised	20.00%
Period of time during which the put option is exercisable at specified dates	3 months
Years of period of time during which the put option is exercisable at specified dates	2 years
Commitments period	6 years